CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Cash flows from operating activities:
Net income	$ 1,749	$ 4,790	$ 10,293
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization of property and equipment	15,308	8,109	3,551
Amortization of acquired intangible assets	47
Loss on disposal of property and equipment	690	425	24
Share-based compensation expense	3,166	4,109	1,904
Deferred income taxes	(2,303)	(2,078)	(2,404)
Changes in assets and liabilities:
Prepaid expenses and other current assets	4,275	(8,850)	(2,524)
Amounts due from related parties	56		749
Rental deposits	(660)	(1,246)	(1,051)
Other non-current assets	(1,652)	84	(548)
Deferred revenue	30,486	10,742	25,846
Accrued expenses and other current liabilities	3,591	5,737	5,722
Income tax payable	237	1,776	1,405
Deferred income	(346)	1,300
Net cash provided by operating activities	54,644	24,898	42,967
Cash flows from investing activities:
Purchase of short-term investments	(128,307)	(31,175)	(20,850)
Proceeds from maturity of short-term investments	111,266	45,026	742
Acquisition of businesses (net of cash acquired of nil, nil and $1,765 for the years ended December 31, 2010, 2011, and 2012, respectively)	(1,196)
Purchases of available-for-sale securities	(4,786)
Loan to third party		(30,542)
Proceeds from maturity of loan to third party		31,375
Loan to a related party	(4,777)
Proceeds from maturity of loan to a related party	3,185
Purchase of property and equipment	(19,145)	(26,331)	(15,419)
Proceeds from disposal of property and equipment	17	12	6
Net cash used in investing activities	(43,743)	(11,635)	(35,521)
Cash flows from financing activities:
Repurchase of ordinary shares	(7,278)	(8,846)
Payment of issuance cost in connection with initial public offering ("IPO")		(733)	(2,732)
Payment received for shares subscribed during IPO		155
Proceeds from exercise of options	123	265
Proceeds from IPO			136,299
Proceeds from issuance of ordinary shares to Warburg Pincus			32,824
Payment of dividend distribution	(9,929)
Payment of deferred consideration for acquisition of Taiyuan Xueda			(235)
Net cash provided by (used in) financing activities	(17,084)	(9,159)	166,156
Effect of exchange rate changes	381	2,272	1,332
Net increase (decrease) in cash and cash equivalents	(5,802)	6,376	174,934
Cash and cash equivalents, beginning of year	217,746	211,370	36,436
Cash and cash equivalents, end of year	211,944	217,746	211,370
Supplemental disclosure of cash flow information
Income taxes paid	2,897	2,635	1,975
Major non-cash investing activity:
Payable for property and equipment	$ 2,393	$ 2,871	$ 1,103